Pacer S&P 500 Quality FCF High Dividend ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 1.4%
Omnicom Group, Inc.	192	$14,792

Consumer Discretionary - 3.7%
Best Buy Co., Inc.	206	13,411
Darden Restaurants, Inc.	46	9,170
Lennar Corp. - Class A	38	4,155
NIKE, Inc. - Class B	108	6,675
Pool Corp.	18	4,574
		37,985

Consumer Staples - 13.3%
Altria Group, Inc.	258	15,993
Brown-Forman Corp. - Class B	314	8,594
Campbell's Co.	410	11,472
Clorox Co.	90	10,151
Coca-Cola Co.	118	8,828
Colgate-Palmolive Co.	84	7,584
Constellation Brands, Inc. - Class A	56	8,775
General Mills, Inc.	272	12,583
Hershey Co.	44	8,569
Kimberly-Clark Corp.	88	8,799
Mondelez International, Inc. - Class A	132	7,718
PepsiCo, Inc.	68	10,447
Philip Morris International, Inc.	56	10,049
Procter & Gamble Co.	48	7,285
		136,847

Energy - 11.1%
ConocoPhillips	128	13,341
Coterra Energy, Inc.	516	14,887
Devon Energy Corp.	274	11,017
Diamondback Energy, Inc.	68	11,149
EOG Resources, Inc.	100	11,213
Exxon Mobil Corp.	104	14,706
Kinder Morgan, Inc.	506	15,428
Occidental Petroleum Corp.	166	7,535
Williams Cos., Inc.	220	14,797
		114,073

Financials - 21.1%
Aflac, Inc.	62	6,879
American International Group, Inc.	88	6,589
Bank of America Corp.	134	7,129
Citizens Financial Group, Inc.	216	13,604
CME Group, Inc.	23	6,648
Fifth Third Bancorp	262	13,158
Huntington Bancshares, Inc.	740	12,935
JPMorgan Chase & Co.	20	6,118
KeyCorp.	834	17,948
Marsh & McLennan Cos., Inc.	28	5,269
MetLife, Inc.	116	9,150
Morgan Stanley	50	9,140
PNC Financial Services Group, Inc.	60	13,398
Prudential Financial, Inc.	164	18,222
Regions Financial Corp.	522	14,877
Synchrony Financial	68	4,939
T Rowe Price Group, Inc.	150	15,852
Truist Financial Corp.	356	18,306
US Bancorp	294	16,496
		216,657

Health Care - 11.5%
Abbott Laboratories	44	4,809
AbbVie, Inc.	42	9,366
Amgen, Inc.	38	12,992
Bristol-Myers Squibb Co.	402	22,130
Gilead Sciences, Inc.	74	10,504
Johnson & Johnson	48	10,908
Merck & Co., Inc.	150	16,541
Pfizer, Inc.	962	25,435
Quest Diagnostics, Inc.	30	5,611
		118,296

Industrials - 13.4%
A O Smith Corp.	88	6,467
Automatic Data Processing, Inc.	30	7,405
Broadridge Financial Solutions, Inc.	20	3,942
CSX Corp.	142	5,362
Emerson Electric Co.	40	5,878
Fastenal Co.	138	5,984
Honeywell International, Inc.	34	7,736
IDEX Corp.	34	6,751
Illinois Tool Works, Inc.	30	7,838
Lockheed Martin Corp.	18	11,416
Nordson Corp.	20	5,491
Paychex, Inc.	80	8,250
Rockwell Automation, Inc.	14	5,903
Snap-On, Inc.	25	9,153
Union Pacific Corp.	36	8,463
United Parcel Service, Inc. - Class B	296	31,441
		137,480

Information Technology - 4.8%
Accenture PLC - Class A	34	8,964
Cisco Systems, Inc.	114	8,928
Microchip Technology, Inc.	142	10,780
NetApp, Inc.	46	4,432
QUALCOMM, Inc.	44	6,670
Skyworks Solutions, Inc.	164	9,145
		48,919

Materials - 8.0%
Avery Dennison Corp.	46	8,534
CF Industries Holdings, Inc.	92	8,577
LyondellBasell Industries NV - Class A	700	34,300
Nucor Corp.	38	6,753
Packaging Corp. of America	38	8,457
PPG Industries, Inc.	80	9,251
Steel Dynamics, Inc.	34	6,105
		81,977

Utilities - 11.6%
American Electric Power Co., Inc.	90	10,780
CMS Energy Corp.	124	8,865
Consolidated Edison, Inc.	106	11,303
DTE Energy Co.	68	9,138
Duke Energy Corp.	82	9,951
Evergy, Inc.	146	11,202
FirstEnergy Corp.	260	12,308
NextEra Energy, Inc.	112	9,845
PPL Corp.	244	8,845
Public Service Enterprise Group, Inc.	110	9,059
Southern Co.	100	8,931
WEC Energy Group, Inc.	84	9,296
		119,523
TOTAL COMMON STOCKS (Cost $995,633)		1,026,549

TOTAL INVESTMENTS - 99.9% (Cost $995,633)		1,026,549
Other Assets in Excess of Liabilities - 0.1%		1,433
TOTAL NET ASSETS - 100.0%		$1,027,982

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer S&P 500 Quality FCF High Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,026,549	$–	$–	$1,026,549
Total Investments	$1,026,549	$–	$–	$1,026,549

Refer to the Schedule of Investments for further disaggregation of investment categories.